1. ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative) (USD $)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010
Organization And Summary Of Significant Accounting Policies Details Narrative
Insurance of Company's Account					$ 250,000
Allowance for doubtful accounts	4,300		4,300		4,300
Percentage of accounts receivable belong to major customers	36.00%		36.00%		15.00%
Prepaid expenses and other current assets	39,596		39,596		73,097	12,936
Deposits	111,652		111,652		49,673	710
Customer Deposits	16,110		16,110		15,285
Marketing, selling and advertising costs	30,380	8,687	112,481	20,002	56,909	16,208
Outstanding Options	180,000		180,000		180,000
Outstanding Warrants	15,218,429		15,218,429
Website Development Costs			(72,210)	0
Employee benefit plan contribution			$ 952	$ 1,667